Investment Securities	12 Months Ended
Dec. 31, 2016
Investments [Abstract]
Investment Securities
Investment Securities

Our marketable investment securities and investments in unconsolidated entities consisted of the following:

	As of December 31,
	2016	2015
	(In thousands)
Marketable investment securities—current, at fair value:
Corporate bonds	$164,619	$228,770
Strategic equity securities	10,309	18,297
Other	12,995	6,276
Total marketable investment securities—current	187,923	253,343
Investments in unconsolidated entities—noncurrent:
Cost method	15,438	15,438
Equity method	27,122	26,043
Total investments in unconsolidated entities—noncurrent	42,560	41,481
Total marketable investment securities and investments in unconsolidated entities	$230,483	$294,824

Marketable Investment Securities

Our marketable investment securities portfolio consists of various debt and equity instruments, which generally are classified as available-for-sale or trading securities depending on our investment strategy for those securities. The value of our investment portfolio depends on the value of such securities and other instruments comprising the portfolio.

Corporate Bonds

Our corporate bond portfolio includes debt instruments issued by individual corporations, primarily in the industrial and financial services industries.

Strategic Equity Securities

Our strategic investment portfolio consists of investments in shares of common stock of public companies, which are highly speculative and have experienced and continue to experience volatility. We did not receive any dividend income for the years ended December 31, 2016, 2015 and 2014.

As of December 31, 2016 and 2015, our strategic equity securities included shares of common stock of one of our customers that we received in satisfaction of certain milestone payments that were required to be paid to us under an existing long-term contract.  “Gains (losses) on marketable investment securities, net” for the years ended December 31, 2016 and 2015 included gains of $0.6 million and losses of $6.5 million, respectively, related to trading securities that we held as of December 31, 2016 and 2015, respectively.  The fair values of our trading securities were $7.2 million and $10.3 million as of December 31, 2016 and 2015, respectively.

Other

Our other current marketable investment securities portfolio includes investments in various debt instruments, including U.S. government bonds and commercial paper.

Unrealized Gains (Losses) on Available-for-Sale Securities

The components of our available-for-sale securities are summarized in the table below.

	Amortized	Unrealized		Estimated
	Cost	Gains	Losses	Fair Value
	(In thousands)
As of December 31, 2016
Debt securities:
Corporate bonds	$164,563	$94	$(38)	$164,619
Other	12,994	1	—	12,995
Equity securities - strategic	4,834	—	(1,724)	3,110
Total available-for-sale securities	$182,391	$95	$(1,762)	$180,724
As of December 31, 2015
Debt securities:
Corporate bonds	$229,004	$2	$(236)	$228,770
Other	6,279	—	(3)	6,276
Equity securities - strategic	8,037	—	(82)	7,955
Total available-for-sale securities	$243,320	$2	$(321)	$243,001

As of December 31, 2016, restricted and non-restricted available-for-sale securities included debt securities of $177.6 million with contractual maturities of one year or less and zero with contractual maturities greater than one year. We may realize proceeds from certain investments prior to their contractual maturity as a result of our ability to sell these securities prior to their contractual maturity.

Available-for-Sale Securities in a Loss Position

The following table reflects the length of time that our available-for-sale securities have been in an unrealized loss position. We do not intend to sell these securities before they recover or mature, and it is more likely than not that we will hold these securities until they recover or mature. We believe that changes in the estimated fair values of these securities are primarily related to temporary market conditions.

	As of December 31,
	2016		2015
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(In thousands)
Less than 12 months	$62,473	$(1,760)	$148,629	$(268)
12 months or more	1,571	(2)	67,751	(53)
Total	$64,044	$(1,762)	$216,380	$(321)

Sales of Available-for-Sale Securities

We recognized gains from the sales of our available-for-sale securities of $3.0 million for the year ended December 31, 2016, and de minimis gains for each of the years ended December 31, 2015 and 2014. We recognized de minimis losses from the sales of our available-for-sale securities for each of the years ended December 31, 2016, 2015 and 2014.

Proceeds from sales of our available-for-sale securities totaled $20.1 million, $21.4 million and $42.8 million for the years ended December 31, 2016, 2015 and 2014, respectively.

Fair Value Measurements

Our current marketable investment securities are measured at fair value on a recurring basis as summarized in the table below. As of December 31, 2016 and 2015, we did not have investments that were categorized within Level 3 of the fair value hierarchy.

	As of December 31,
	2016			2015
	Total	Level 1	Level 2	Total	Level 1	Level 2
	(In thousands)
Cash equivalents	$1,991,949	$14,011	$1,977,938	$303,152	$213	$302,939
Debt securities:
Corporate bonds	$164,619	$—	$164,619	$228,770	$—	$228,770
Other	12,995	—	12,995	6,276	—	6,276
Equity securities - strategic	10,309	10,309	—	18,297	18,297	—
Total marketable investment securities	$187,923	$10,309	$177,614	$253,343	$18,297	$235,046

Investments in Unconsolidated Entities — Noncurrent

We have a few strategic investments in certain non-publicly traded equity securities that are accounted for using either the equity or the cost method of accounting. Our ability to realize value from our strategic investments in companies that are not publicly traded depends on the success of those companies’ businesses and their ability to obtain sufficient capital to execute their business plans. Because private markets are not as liquid as public markets, there is also increased risk that we will not be able to sell these investments, or that when we desire to sell them we will not be able to obtain fair value for them.

We recorded cash distributions from one of these investments accounted for using the equity method of $10.0 million, zero and $2.4 million for the years ended December 31, 2016, 2015 and 2014, respectively. These cash distributions were determined to be a return on investment and reported in cash flows from operating activities in our consolidated statements of cash flows.